Financial and capital management - Change in Allowance for Doubtful Accounts (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade receivables
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Financial assets at beginning of period	$ 3,841
Financial assets at end of period	4,185	$ 3,841
Trade receivables | Allowance for doubtful accounts
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Financial assets at beginning of period	(118)	(129)
Additions	(169)	(126)
Usage and reversals	167	137
Financial assets at end of period	(120)	(118)
Contract assets | Allowance for doubtful accounts
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Financial assets at beginning of period	(18)	(19)
Additions	(20)	(40)
Usage and reversals	20	41
Financial assets at end of period	(18)	(18)
Current contract assets | Allowance for doubtful accounts
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Financial assets at beginning of period	(6)
Financial assets at end of period	(6)	(6)
Noncurrent contract assets | Allowance for doubtful accounts
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Financial assets at beginning of period	(12)
Financial assets at end of period	$ (12)	$ (12)